Interest-bearing liabilities - Summary Of Assets Pledged As Collateral (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Cash and cash equivalents	€ 43,865	€ 45,802
Trade and other receivables	9,368	14,505
Accrued income and deferred costs	10,389	6,338
Inventories	9,195	5,786
Other current assets	12,889	10,180
Property, plant and equipment	11,513	10,155
Right of use assets	11,943	10,146
Intangible assets	114,827	110,078
Goodwill	213,239	186,290
Deferred tax assets	6,978	9,373
Other non-current assets	€ 2,157	€ 1,133